Principal accounting policies - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0	$ 0